Goodwill and Intangible Assets - Schedule of Intangible Assets Subject To Amortization (Details) - USD ($) $ in Thousands	Mar. 31, 2023	Jun. 30, 2022	Jun. 30, 2021
Finite-Lived Intangible Assets [Line Items]
Gross	$ 4,217	$ 14,827
Accumulated Amortization	(4,217)	(13,189)
Net	0	1,638
MSGE SPINCO, INC [Member]
Finite-Lived Intangible Assets [Line Items]
Gross		14,827	$ 14,827
Accumulated Amortization		(13,189)	(7,351)
Net		1,638	7,476
Trade Names
Finite-Lived Intangible Assets [Line Items]
Gross		2,530
Accumulated Amortization		(2,169)
Net		361
Trade Names | MSGE SPINCO, INC [Member]
Finite-Lived Intangible Assets [Line Items]
Gross		2,530	2,530
Accumulated Amortization		(2,169)	(842)
Net		361	1,688
Festival Rights
Finite-Lived Intangible Assets [Line Items]
Gross		8,080
Accumulated Amortization		(6,926)
Net		1,154
Festival Rights | MSGE SPINCO, INC [Member]
Finite-Lived Intangible Assets [Line Items]
Gross		8,080	8,080
Accumulated Amortization		(6,926)	(2,696)
Net		1,154	5,384
Other Intangibles
Finite-Lived Intangible Assets [Line Items]
Gross	4,217	4,217
Accumulated Amortization	(4,217)	(4,094)
Net	$ 0	123
Other Intangibles | MSGE SPINCO, INC [Member]
Finite-Lived Intangible Assets [Line Items]
Gross		4,217	4,217
Accumulated Amortization		(4,094)	(3,813)
Net		$ 123	$ 404